Events After Reporting Period (Details)				1 Months Ended	12 Months Ended
	Mar. 03, 2026 shares	Jan. 31, 2026 USD ($) shares	Jan. 30, 2026 USD ($)	Jan. 31, 2026 shares	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Apr. 30, 2026 shares	Apr. 15, 2026 $ / shares shares	Mar. 31, 2026 shares	Mar. 19, 2026 USD ($)	Dec. 31, 2025 USD ($) shares
Events After Reporting Period [Line Items]
Gross proceeds (in Dollars)							$ 32,243,314
Total consideration amount (in Dollars)					$ 8,704,606								$ 1,118,370
Events After Reporting Period [Member]
Events After Reporting Period [Line Items]
Gross proceeds (in Dollars) | $			$ 17,000,000
Total consideration amount (in Dollars) | $												$ 9,000,000
Debt existing indebtedness (in Dollars) | $												7,000,000
Working capital (in Dollars) | $												$ 20,000,000
Class C Ordinary Shares [Member]
Events After Reporting Period [Line Items]
Number of share issued					104,862								104,862
Class C Ordinary Shares [Member] | Events After Reporting Period [Member]
Events After Reporting Period [Line Items]
Number of share issued		682,731		682,731
Shares for advisory services				75,000
Ordinary shares outstanding										678,162
Class C Ordinary Shares [Member] | Events After Reporting Period [Member] | March 2026 resale registration statement [Member]
Events After Reporting Period [Line Items]
Ordinary shares outstanding	757,731
Class C Ordinary Shares [Member] | Events After Reporting Period [Member] | April 2026 reverse split and Share Reorganization [Member]
Events After Reporting Period [Line Items]
Ordinary shares outstanding										678,162
Number of authorized capital										5,000,000
Share per value (in Dollars per share) | $ / shares										$ 0.008
Class A Ordinary Shares [Member]
Events After Reporting Period [Line Items]
Number of share issued					397,849								397,849
Class A Ordinary Shares [Member] | Events After Reporting Period [Member]
Events After Reporting Period [Line Items]
Number of share issued									753,466		753,466
Number of repurchased shares		144,973
Proceed from repurchase of ordinary share (in Dollars) | $		$ 9,400,000
Class A Ordinary Shares [Member] | Events After Reporting Period [Member] | March 2026 resale registration statement [Member]
Events After Reporting Period [Line Items]
Number of share issued	7,480,923
Ordinary shares outstanding	120,018
Number of conversion shares	6,827,309
Class A Ordinary Shares [Member] | Events After Reporting Period [Member] | April 2026 reverse split and Share Reorganization [Member]
Events After Reporting Period [Line Items]
Number of share issued										1,037,171
Ordinary shares outstanding										1,037,171
Number of authorized capital										50,000,000
Class B Ordinary Shares [Member] | Events After Reporting Period [Member] | March 2026 resale registration statement [Member]
Events After Reporting Period [Line Items]
Ordinary shares outstanding
Class B Ordinary Shares [Member] | Events After Reporting Period [Member] | April 2026 reverse split and Share Reorganization [Member]
Events After Reporting Period [Line Items]
Ordinary shares outstanding
Number of authorized capital										25,000
Target Capital 12 LLC [Member] | Class A Ordinary Shares [Member]
Events After Reporting Period [Line Items]
Number of share issued					234,180								234,180
Boston Solar non-binding LOI [Member] | Events After Reporting Period [Member]
Events After Reporting Period [Line Items]
Percentage of outstanding equity interests												100.00%
Common Warrants [Member]
Events After Reporting Period [Line Items]
Gross proceeds (in Dollars)					$ 1,330,437	$ 170,935
Common Warrants [Member] | Events After Reporting Period [Member] | March 2026 resale registration statement [Member]
Events After Reporting Period [Line Items]
Number of share issued	602,410
Placement Agent Warrant [Member] | Events After Reporting Period [Member] | March 2026 resale registration statement [Member]
Events After Reporting Period [Line Items]
Number of share issued	51,205